LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 7, 2013

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION,

EACH DATED FEBRUARY 1, 2013, OF

CLEARBRIDGE INTERNATIONAL SMALL CAP OPPORTUNITY FUND

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated February 1, 2013, as supplemented on February 8, 2013, October 1, 2013 and November 7, 2013, and as may be amended or further supplemented, the fund’s statement of additional information, dated February 1, 2013, as supplemented on May 23, 2013 and November 7, 2013, and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated September 30, 2012 are incorporated by reference into this Summary Prospectus.

The following information supplements the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

Effective January 2, 2014, the name of the fund is changed to ClearBridge International Small Cap Fund.

Please retain this supplement for future reference.

CBAX015966